UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: June 30,
2012
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only
one.):
[  ] is a restatement.

[  ] adds new holdings
entries.
Institutional Investment Manager
Filing this Report:

Name:
TT International
Address:
Moor House

120 London Wall

London EC2Y 5ET UK
13F File
Number:
28-
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting
Manager:
Name:
Theresa Poy

Title:
Chief Compliance
Officer

Phone:
00 44 20 7509 1000

Signature,
Place,
and Date of
Signing:
Teresa Poy
London, UK
July 12, 2012
Report Type (Check only one.):


[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.
List of Other Managers Reporting for
this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included
Managers:
Nil
Form 13F Information Table
Entry Total:
17
Form 13F Information Table
Value Total:
$143,210


List of Other Included
Managers:
Nil
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
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FORM 13F INFORMATION
TABLE












INVE
STMT
VOTING
AUTHORITY
NAME OF ISSUER
TITLE
OF
CLASS
CUSI
P
VAL
UE
SHA
RES

DSCR
ETN
SOL
E
SHA
RED
NON
E


















AMERICAN
INTERNATIONAL
GROUP
Com
2687
4784
808
251
84
SOLE
251
84
0
0
ANGLOGOLD
ASHANTI-SPON ADR
ADR
3512
8206
287
838
2
SOLE
838
2
0
0
ARIBA INC
Com
0403
3V20
3
245
61
548
734
SOLE
548
734
0
0
BANCO MACRO SA-
ADR
ADR
0596
1W10
5
437
337
86
SOLE
337
86
0
0
BHP BILLITON
PLC-ADR
ADR
0554
5E20
9
587
102
80
SOLE
102
80
0
0
CF INDUSTRIES
HOLDINGS INC
Com
1252
6910
0
402
6
207
83
SOLE
207
83
0
0
CNOOC LTD-ADR
ADR
1261
3210
9
239
3
118
94
SOLE
118
94
0
0
ELAN CORP PLC -
SPONS ADR
ADR
2841
3120
8
170
58
116
917
7
SOLE
116
917
7
0
0
ELSTER GROUP SE-
ADR
ADR
2903
4810
1
101
5
500
00
SOLE
500
00
0
0
FIRST CASH FINL
SVCS INC
Com
3194
2D10
7
201
8
502
60
SOLE
502
60
0
0
GOODRICH CORP
Com
3823
8810
6
252
57
199
037
SOLE
199
037
0
0
HANCOCK HOLDING
CO
Com
4101
2010
9
110
0
361
55
SOLE
361
55
0
0
INFOSYS-SP ADR
ADR
4567
8810
8
185
7
412
17
SOLE
412
17
0
0
NEW YORK
COMMUNITY
BANCORP
Com
6492
9510
2
160
9
128
489
SOLE
128
489
0
0
QIAGEN N.V.
Com
N724
8210
7
147
66
884
235
SOLE
884
235
0
0
RYANAIR HOLDINGS
PLC-SP ADR
ADR
7835
1310
4
453
51
149
182
4
SOLE
137
671
1
0
115
113
STERLITE
INDUSTRIES INDI-
ADS
ADS
G812
7610
0
80
106
61
SOLE
106
61
0
0
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